EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.9%
	ELECTRIC UTILITIES - 3.1%
112,000	AES Corporation (The)	$ 1,992,480
26,000	NextEra Energy, Inc.	1,986,140
		3,978,620
	GATHERING & PROCESSING - 17.5%
118,500	Antero Midstream Corporation	1,701,660
49,474	Delek Logistics Partners, L.P.	2,038,824
458,130	EnLink Midstream, LLC	6,262,637
165,200	Hess Midstream, L.P., Class A	6,191,696
20,964	Martin Midstream Partners, L.P.	82,808
148,000	Western Midstream Partners, L.P.	6,056,159
		22,333,784
	LNG INFRASTRUCTURE - 9.7%
68,000	Cheniere Energy, Inc.	12,419,520

	PIPELINE-DIVERSIFIED - 13.6%
799,000	Energy Transfer, L.P.	12,999,730
154,000	Enterprise Products Partners, L.P.	4,444,440
		17,444,170
	PIPELINE-NATURAL GAS – 19.0%
83,300	DT Midstream, Inc.	6,277,488
241,000	Kinder Morgan, Inc.	5,092,330
81,300	ONEOK, Inc.	6,774,729
144,000	Williams Companies, Inc. (The)	6,183,360
		24,327,907
	PIPELINE-NGL INFRASTRUCTURE - 19.0%
221,800	Keyera Corporation	6,256,688
98,800	Pembina Pipeline Corporation	3,827,512
105,214	Targa Resources Corporation	14,233,350
		24,317,550
	PIPELINE-PETROLEUM - 11.3%
757,000	Plains GP Holdings, L.P., Class A	14,458,700

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares				Fair Value
	MLP & MLP RELATED SECURITIES — 97.9% (Continued)
	PIPELINES AND TRANSPORTATION - 4.7%
139,580	MPLX, L.P.			$ 5,976,816

	TOTAL MLP & MLP RELATED SECURITIES (Cost $68,229,913)			125,257,067

		Expiration Date	Exercise Price
	WARRANT — 0.1%
	ELECTRICAL EQUIPMENT - 0.1%
41,700	Net Power, Inc. (Cost $121,849)	03/13/2026	$ 11.50	85,493

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
840,590	First American Government Obligations Fund, Class X, 5.22% (Cost $840,590)(a)			840,590

	TOTAL INVESTMENTS - 98.6% (Cost $69,192,352)			$ 126,183,150
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%			1,787,973
	NET ASSETS - 100.0%			$ 127,971,123

LLC	- Limited Liability Company
LNG	- Liquefied Natural Gas
LP	- Limited Partnership
MLP	- Master Limited Partnership
NGL	- Natural Gas Liquids
(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.